UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2015

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 61.8%
Aerospace - 1.5%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$125,000	$133,099
Bombardier, Inc., 7.75%, 3/15/20 (n)	40,000	37,100
Bombardier, Inc., 6.125%, 1/15/23 (n)	155,000	125,550
Bombardier, Inc., 7.5%, 3/15/25 (n)	40,000	33,100
CPI International, Inc., 8.75%, 2/15/18	190,000	193,800
TransDigm, Inc., 6%, 7/15/22	25,000	24,938
TransDigm, Inc., 6.5%, 7/15/24	110,000	110,550

		$658,137
Apparel Manufacturers - 0.1%
PVH Corp., 4.5%, 12/15/22	$60,000	$60,450

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.71%, 12/10/49	$220,000	$31,852
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25 (i)(z)	15,098	3,648
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39 (i)(z)	145,266	732

		$36,232
Automotive - 1.5%
Accuride Corp., 9.5%, 8/01/18	$150,000	$153,000
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	140,000	148,225
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	43,550
Lear Corp., 4.75%, 1/15/23	80,000	79,400
Lear Corp., 5.25%, 1/15/25	65,000	64,513
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	211,250

		$699,938
Broadcasting - 1.5%
AMC Networks, Inc., 7.75%, 7/15/21	$101,000	$109,080
Clear Channel Communications, Inc., 9%, 3/01/21	152,000	137,560
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	25,688
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	85,000	88,613
Liberty Media Corp., 8.5%, 7/15/29	110,000	119,350
Liberty Media Corp., 8.25%, 2/01/30	35,000	37,100
Netflix, Inc., 5.375%, 2/01/21	70,000	72,975
Netflix, Inc., 5.875%, 2/15/25 (n)	30,000	31,500
Tribune Media Co., 5.875%, 7/15/22 (n)	65,000	67,113

		$688,979
Brokerage & Asset Managers - 0.2%
E*Trade Financial Corp., 4.625%, 9/15/23	$70,000	$69,650

Building - 2.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$140,000	$143,150
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	75,000	75,180
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	30,000	31,500
Gibraltar Industries, Inc., 6.25%, 2/01/21	95,000	97,375
HD Supply, Inc., 7.5%, 7/15/20	110,000	117,425
Headwaters, Inc., 7.25%, 1/15/19	70,000	72,450
Nortek, Inc., 8.5%, 4/15/21	150,000	160,500
PriSo Acquisition Corp., 9%, 5/15/23 (n)	65,000	63,700
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	179,000	193,320

		$954,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - 0.5%
Equinix, Inc., 4.875%, 4/01/20		$55,000	$56,375
Equinix, Inc., 5.375%, 1/01/22		25,000	25,375
Equinix, Inc., 5.375%, 4/01/23		35,000	35,347
Iron Mountain, Inc., REIT, 6%, 8/15/23		30,000	31,200
NeuStar, Inc., 4.5%, 1/15/23		110,000	93,500

			$241,797
Cable TV - 4.2%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$200,000	$210,500
Altice Financing S.A., 6.625%, 2/15/23 (n)		200,000	206,000
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		60,000	62,738
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)		70,000	69,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		115,000	117,084
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)		25,000	24,625
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		115,000	115,863
DISH DBS Corp., 6.75%, 6/01/21		60,000	63,450
DISH DBS Corp., 5%, 3/15/23		90,000	84,263
DISH DBS Corp., 5.875%, 11/15/24		30,000	29,100
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19		25,000	24,781
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		125,000	114,063
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		100,000	90,750
Intelsat Luxembourg S.A., 8.125%, 6/01/23		170,000	135,150
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	EUR	100,000	121,390
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$10,000	9,963
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,500
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		85,000	81,813
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		50,000	52,125
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		45,000	44,888
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		200,000	206,500

			$1,874,846
Chemicals - 1.5%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$33,000	$34,980
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)		125,000	102,500
Hexion U.S. Finance Corp., 6.625%, 4/15/20		65,000	59,556
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		125,000	108,750
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	201,750
Tronox Finance LLC, 6.375%, 8/15/20		185,000	151,700

			$659,236
Computer Software - 0.1%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$40,000	$35,100
VeriSign, Inc., 4.625%, 5/01/23		35,000	33,863

			$68,963
Computer Software - Systems - 0.3%
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)		$115,000	$114,425

Conglomerates - 1.7%
Amsted Industries Co., 5%, 3/15/22 (n)		$125,000	$124,688
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)		30,000	30,450
BC Mountain LLC, 7%, 2/01/21 (n)		95,000	85,025
EnerSys, 5%, 4/30/23 (n)		130,000	127,075
Enpro Industries, Inc., 5.875%, 9/15/22		115,000	116,150
Entegris, Inc., 6%, 4/01/22 (n)		165,000	169,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - continued
Renaissance Acquisition, 6.875%, 8/15/21 (n)	$145,000	$128,688

		$781,201
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$125,000	$92,500

Consumer Products - 0.6%
Prestige Brands, Inc., 8.125%, 2/01/20	$30,000	$31,950
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	55,000	55,550
Spectrum Brands, Inc., 6.375%, 11/15/20	110,000	117,150
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	10,000	10,390
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	40,000	41,192

		$256,232
Consumer Services - 1.8%
ADT Corp., 6.25%, 10/15/21	$165,000	$174,900
CEB, Inc., 5.625%, 6/15/23 (n)	85,000	85,213
Garda World Security Corp., 7.25%, 11/15/21 (n)	60,000	56,100
Garda World Security Corp., 7.25%, 11/15/21 (n)	30,000	28,050
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (z)	150,000	151,988
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	125,000	125,625
Monitronics International, Inc., 9.125%, 4/01/20	145,000	140,650
Service Corp. International, 5.375%, 5/15/24	50,000	53,000

		$815,526
Containers - 2.3%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$209,750
Ball Corp., 5%, 3/15/22	95,000	97,321
Berry Plastics Group, Inc., 5.5%, 5/15/22	125,000	126,250
Crown American LLC, 4.5%, 1/15/23	85,000	82,450
Multi-Color Corp., 6.125%, 12/01/22 (n)	100,000	102,000
Reynolds Group, 5.75%, 10/15/20	50,000	51,750
Reynolds Group, 8.25%, 2/15/21	115,000	119,313
Sealed Air Corp., 4.875%, 12/01/22 (n)	115,000	115,431
Sealed Air Corp., 5.125%, 12/01/24 (n)	25,000	25,313
Signode Industrial Group, 6.375%, 5/01/22 (n)	115,000	112,413

		$1,041,991
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$70,000	$56,875

Electronics - 0.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$120,000	$87,300
Advanced Micro Devices, Inc., 7.5%, 8/15/22	35,000	24,150
Advanced Micro Devices, Inc., 7%, 7/01/24	65,000	43,225
Micron Technology, Inc., 5.875%, 2/15/22	40,000	40,800
Micron Technology, Inc., 5.5%, 2/01/25 (n)	65,000	62,969
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	40,000	41,250
Sensata Technologies B.V., 5%, 10/01/25 (n)	40,000	39,200

		$338,894
Emerging Market Sovereign - 0.6%
Republic of Ecuador, 10.5%, 3/24/20 (n)	$200,000	$191,000
Republic of Venezuela, 7%, 3/31/38	203,000	69,781

		$260,781

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - 4.2%
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)	$200,000	$4,000
Afren PLC, 15%, 4/25/16	174,593	130,945
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	110,000	64,625
Baytex Energy Corp., 5.625%, 6/01/24 (n)	80,000	68,800
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	90,000	77,850
Chaparral Energy, Inc., 7.625%, 11/15/22	115,000	67,275
Chesapeake Energy Corp., 5.75%, 3/15/23	130,000	109,850
Concho Resources, Inc., 5.5%, 4/01/23	75,000	75,000
EP Energy LLC, 9.375%, 5/01/20	110,000	113,575
EP Energy LLC, 7.75%, 9/01/22	150,000	149,625
Halcon Resources Corp., 8.875%, 5/15/21	150,000	78,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	15,000	9,225
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	160,000	93,600
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	55,000	31,625
MEG Energy Corp., 6.5%, 3/15/21 (n)	85,000	79,433
MEG Energy Corp., 7%, 3/31/24 (n)	65,000	59,638
Noble Energy, Inc., 5.625%, 5/01/21	105,000	111,278
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	80,000	74,800
Oasis Petroleum, Inc., 6.875%, 3/15/22	75,000	69,000
QEP Resources, Inc., 5.25%, 5/01/23	60,000	55,500
RSP Permian, Inc., 6.625%, 10/01/22 (n)	80,000	80,600
Sanchez Energy Corp., 6.125%, 1/15/23	140,000	113,400
SM Energy Co., 6.5%, 11/15/21	130,000	130,325
SM Energy Co., 6.125%, 11/15/22	50,000	49,250

		$1,897,219
Entertainment - 1.0%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$95,000	$102,363
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	45,000	45,900
Cedar Fair LP, 5.25%, 3/15/21	105,000	108,801
Cedar Fair LP, 5.375%, 6/01/24	35,000	35,794
Cinemark USA, Inc., 5.125%, 12/15/22	50,000	50,250
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	90,000	92,700

		$435,808
Financial Institutions - 3.4%
Aircastle Ltd., 5.125%, 3/15/21	$40,000	$41,200
Aircastle Ltd., 5.5%, 2/15/22	40,000	41,700
Aviation Capital Group, 4.625%, 1/31/18 (n)	55,000	56,957
Aviation Capital Group, 6.75%, 4/06/21 (n)	25,000	28,443
CIT Group, Inc., 5.25%, 3/15/18	40,000	41,500
CIT Group, Inc., 6.625%, 4/01/18 (n)	119,000	128,223
CIT Group, Inc., 5.5%, 2/15/19 (n)	148,000	156,510
CIT Group, Inc., 5%, 8/15/22	35,000	35,569
Credit Acceptance Co., 7.375%, 3/15/23 (n)	85,000	87,550
Icahn Enterprises LP, 6%, 8/01/20	55,000	57,888
Icahn Enterprises LP, 5.875%, 2/01/22	110,000	113,850
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	60,000	59,437
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	305,000	300,425
Navient Corp., 5.875%, 3/25/21	60,000	56,250
PHH Corp., 6.375%, 8/15/21	55,000	53,350
SLM Corp., 8%, 3/25/20	135,000	140,400
SLM Corp., 7.25%, 1/25/22	80,000	79,000
SLM Corp., 6.125%, 3/25/24	50,000	44,500

		$1,522,752

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 0.5%
Darling Ingredients, Inc., 5.375%, 1/15/22	$75,000	$75,938
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	130,000	135,688

		$211,626
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)	$70,000	$38,500
Tembec Industries, Inc., 9%, 12/15/19 (n)	60,000	48,600

		$87,100
Gaming & Lodging - 2.2%
Boyd Gaming Corp., 6.875%, 5/15/23	$65,000	$67,600
CCM Merger, Inc., 9.125%, 5/01/19 (n)	150,000	162,000
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	37,000	28,305
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	15,000	15,038
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	145,000	153,700
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	120,000	124,950
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	35,000	37,800
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	105,000	108,938
MGM Resorts International, 6.625%, 12/15/21	90,000	95,063
MGM Resorts International, 6%, 3/15/23	50,000	50,875
RHP Hotel Properties, 5%, 4/15/23 (n)	25,000	24,875
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	120,000	120,900

		$990,044
Industrial - 0.9%
Dematic S.A., 7.75%, 12/15/20 (n)	$180,000	$186,750
Howard Hughes Corp., 6.875%, 10/01/21 (n)	105,000	111,300
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	96,075

		$394,125
Machinery & Tools - 0.6%
H&E Equipment Services Co., 7%, 9/01/22	$145,000	$144,275
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	95,000	66,500
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	110,000	83,875

		$294,650
Major Banks - 0.9%
Bank of America Corp., FRN, 6.1%, 12/29/49	$285,000	$283,718
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	135,000	133,650

		$417,368
Medical & Health Technology & Services - 3.2%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$15,000	$15,563
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	180,000	192,600
Davita Healthcare Partners, Inc., 5%, 5/01/25	110,000	108,763
Davita, Inc., 5.125%, 7/15/24	45,000	45,347
HCA, Inc., 7.5%, 2/15/22	150,000	174,750
HCA, Inc., 5.875%, 3/15/22	45,000	49,331
HCA, Inc., 5%, 3/15/24	65,000	67,681
HCA, Inc., 5.375%, 2/01/25	60,000	61,350
HealthSouth Corp., 5.125%, 3/15/23	105,000	105,000
LifePoint Hospitals, Inc., 5.5%, 12/01/21	120,000	124,500
Tenet Healthcare Corp., 8%, 8/01/20	165,000	172,013
Tenet Healthcare Corp., 4.5%, 4/01/21	120,000	120,600
Tenet Healthcare Corp., 8.125%, 4/01/22	55,000	61,703
Tenet Healthcare Corp., 6.75%, 6/15/23 (n)	30,000	31,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
Universal Health Services, Inc., 7.625%, 8/15/20	$105,000	$98,175

		$1,428,726
Medical Equipment - 0.8%
Alere, Inc., 6.375%, 7/01/23 (n)	$38,000	$39,520
DJO Finco, Inc., 8.125%, 6/15/21 (n)	75,000	77,063
Hologic, Inc., 5.25%, 7/15/22 (n)	100,000	103,250
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)	48,000	49,080
Teleflex, Inc., 5.25%, 6/15/24	80,000	81,800

		$350,713
Metals & Mining - 2.6%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$90,000	$89,550
Consol Energy, Inc., 5.875%, 4/15/22	155,000	120,416
Consol Energy, Inc., 8%, 4/01/23 (n)	65,000	53,788
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	155,000	153,450
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	164,000
GrafTech International Co., 6.375%, 11/15/20	100,000	89,000
Hudbay Minerals, Inc., 9.5%, 10/01/20	90,000	88,200
Lundin Mining Corp., 7.5%, 11/01/20 (n)	50,000	50,750
Lundin Mining Corp., 7.875%, 11/01/22 (n)	85,000	86,488
Steel Dynamics, Inc., 5.125%, 10/01/21	45,000	44,888
Steel Dynamics, Inc., 5.25%, 4/15/23	20,000	19,600
Steel Dynamics, Inc., 5.5%, 10/01/24	45,000	44,550
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	30,000	29,400
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	50,000	49,000
Suncoke Energy, Inc., 7.625%, 8/01/19	33,000	33,986
TMS International Corp., 7.625%, 10/15/21 (n)	70,000	67,863

		$1,184,929
Midstream - 3.6%
AmeriGas Finance LLC, 6.75%, 5/20/20	$150,000	$157,125
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	60,000	61,050
Crestwood Midstream Partners LP, 6%, 12/15/20	95,000	95,713
Crestwood Midstream Partners LP, 6.125%, 3/01/22	55,000	54,313
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	35,000	35,175
El Paso Corp., 7.75%, 1/15/32	195,000	221,770
Energy Transfer Equity LP, 7.5%, 10/15/20	135,000	151,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	60,000	60,150
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	120,000	120,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	155,000	158,875
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	145,000	143,550
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	99,438
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	69,000	67,965
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	65,000	67,925
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	35,000	33,250
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	25,000	25,875
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	50,000	50,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	30,000	29,625

		$1,633,899
Network & Telecom - 0.7%
Centurylink, Inc., 7.65%, 3/15/42	$95,000	$84,075
Citizens Communications Co., 9%, 8/15/31	60,000	54,750
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)	26,000	27,235

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 8.125%, 10/01/18	$30,000	$32,250
Frontier Communications Corp., 6.25%, 9/15/21	30,000	27,675
Frontier Communications Corp., 7.125%, 1/15/23	45,000	40,613
Telecom Italia Capital, 6%, 9/30/34	35,000	34,650

		$301,248
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	$170,000	$160,650
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	145,000	111,650
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	70,000	51,800

		$324,100
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$65,000	$66,463
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	110,000	107,800

		$174,263
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$200,000	$264,500

Pharmaceuticals - 1.3%
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	$135,000	$143,775
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	90,000	93,825
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	10,000	10,075
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	150,000	155,813
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	58,025
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	20,000	20,450
Vantage Point Imaging, 7.5%, 7/15/21 (n)	45,000	48,825
VRX Escrow Corp., 5.875%, 5/15/23 (n)	55,000	57,195

		$587,983
Pollution Control - 0.3%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$150,000	$118,125

Precious Metals & Minerals - 0.8%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$195,000	$181,350
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	180,000	164,700

		$346,050
Printing & Publishing - 0.7%
American Media, Inc., 13.5%, 6/15/18 (z)	$23,764	$24,625
Gannett Co., Inc., 4.875%, 9/15/21 (n)	45,000	45,113
Gannett Co., Inc., 6.375%, 10/15/23	60,000	63,450
Nielsen Finance LLC, 5%, 4/15/22 (n)	130,000	128,863
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	50,000	51,000
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	5,000	5,100

		$318,151
Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	$160,000	$170,200

Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$135,000	$138,713
Felcor Lodging LP, REIT, 5.625%, 3/01/23	65,000	66,703

		$205,416

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 1.5%
Best Buy Co., Inc., 5.5%, 3/15/21	$130,000	$135,233
Bon Ton Stores, Inc., 8%, 6/15/21	70,000	52,500
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	67,000	62,945
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	130,000	137,150
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	55,000	47,163
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	70,000	74,200
Rite Aid Corp., 9.25%, 3/15/20	70,000	76,052
Rite Aid Corp., 6.75%, 6/15/21	30,000	31,875
Rite Aid Corp., 6.125%, 4/01/23 (n)	35,000	36,356
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	45,000	47,070

		$700,544
Specialty Chemicals - 0.5%
Chemtura Corp., 5.75%, 7/15/21	$145,000	$146,450
Univar USA, Inc., 6.75%, 7/15/23 (n)	75,000	75,375

		$221,825
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$95,000	$100,463
Group 1 Automotive, Inc., 5%, 6/01/22	125,000	125,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	100,000	105,000
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	200,000	209,400

		$539,863
Telecommunications - Wireless - 3.6%
Digicel Group Ltd., 7.125%, 4/01/22 (n)	$200,000	$183,500
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	219,250
Sprint Capital Corp., 6.875%, 11/15/28	105,000	88,988
Sprint Corp., 7.875%, 9/15/23	145,000	139,019
Sprint Corp., 7.125%, 6/15/24	125,000	114,375
Sprint Nextel Corp., 9%, 11/15/18 (n)	50,000	56,000
Sprint Nextel Corp., 6%, 11/15/22	110,000	96,635
T-Mobile USA, Inc., 6.125%, 1/15/22	10,000	10,450
T-Mobile USA, Inc., 6.5%, 1/15/24	75,000	79,196
T-Mobile USA, Inc., 6.464%, 4/28/19	25,000	25,781
T-Mobile USA, Inc., 6.25%, 4/01/21	140,000	146,650
T-Mobile USA, Inc., 6.633%, 4/28/21	50,000	52,935
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	204,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	212,000

		$1,629,279
Telephone Services - 0.3%
Level 3 Financing, Inc., 8.625%, 7/15/20	$45,000	$48,038
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	55,000	53,488
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	45,000	43,819

		$145,345
Transportation - Services - 1.1%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$110,000	$100,925
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	117,000	115,245
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	85,000	72,463
Stena AB, 7%, 2/01/24 (n)	200,000	191,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	28,000	23,450

		$503,083

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 1.5%
Calpine Corp., 5.5%, 2/01/24	$120,000	$116,400
Covanta Holding Corp., 7.25%, 12/01/20	95,000	99,513
Covanta Holding Corp., 6.375%, 10/01/22	35,000	36,750
Covanta Holding Corp., 5.875%, 3/01/24	40,000	39,400
NRG Energy, Inc., 8.25%, 9/01/20	195,000	203,093
NRG Energy, Inc., 6.25%, 7/15/22	45,000	45,113
NRG Energy, Inc., 6.625%, 3/15/23	100,000	101,500
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	55,000	55,138

		$696,907
Total Bonds		$27,867,094

Common Stocks - 35.0%
Aerospace - 0.9%
United Technologies Corp.	3,900	$391,209

Alcoholic Beverages - 0.8%
Diageo PLC, ADR	3,180	$357,146

Automotive - 0.0%
Accuride Corp. (a)	2,414	$9,825

Broadcasting - 1.1%
Time Warner, Inc.	5,397	$475,152

Brokerage & Asset Managers - 2.6%
BlackRock, Inc.	1,398	$470,175
NASDAQ OMX Group, Inc.	14,030	715,951

		$1,186,126
Business Services - 1.3%
Accenture PLC, “A”	5,703	$588,036

Chemicals - 2.3%
3M Co.	3,092	$467,943
PPG Industries, Inc.	5,237	567,586

		$1,035,529
Computer Software - Systems - 0.9%
International Business Machines Corp.	2,571	$416,476

Electrical Equipment - 2.5%
Danaher Corp.	6,622	$606,310
Tyco International PLC	13,213	501,962

		$1,108,272
Electronics - 1.1%
Texas Instruments, Inc.	9,912	$495,402

Energy - Independent - 0.9%
Occidental Petroleum Corp.	6,019	$422,534

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 2.2%
General Mills, Inc.	7,507	$436,982
Nestle S.A., ADR	7,148	540,389

		$977,371
Food & Drug Stores - 1.7%
CVS Health Corp.	6,770	$761,422

General Merchandise - 0.8%
Target Corp.	4,238	$346,880

Insurance - 3.7%
Aon PLC	5,441	$548,290
MetLife, Inc.	7,545	420,558
Travelers Cos., Inc.	6,505	690,311

		$1,659,159
Major Banks - 1.7%
JPMorgan Chase & Co.	11,395	$780,899

Medical Equipment - 2.0%
St. Jude Medical, Inc.	5,261	$388,367
Thermo Fisher Scientific, Inc.	3,608	503,424

		$891,791
Other Banks & Diversified Financials - 1.4%
U.S. Bancorp	13,497	$610,199

Pharmaceuticals - 3.0%
Johnson & Johnson	5,775	$578,713
Merck & Co., Inc.	9,244	545,026
Pfizer, Inc.	6,840	246,650

		$1,370,389
Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	$149,549

Telephone Services - 1.3%
Verizon Communications, Inc.	12,620	$590,490

Tobacco - 1.0%
Philip Morris International, Inc.	5,359	$458,355

Utilities - Electric Power - 1.5%
Duke Energy Corp.	9,392	$697,074
Total Common Stocks		$15,779,285

Floating Rate Loans (g)(r) - 1.2%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$67,731	$67,553

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$33,685	$33,696

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$45,005	$45,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Electronics - 0.2%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21	$81,859	$81,961

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$45,254	$43,708

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$43,246	$43,382

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	$76,974	$77,070

Transportation - Services - 0.4%
Commercial Barge Line Co., Term Loan, 7.5%, 9/20/19	$168,876	$168,876
Total Floating Rate Loans		$561,270

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	319,239	$319,239
Total Investments		$44,526,888

Other Assets, Less Liabilities - 1.3%		564,069
Net Assets - 100.0%		$45,090,957

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,247,254, representing 27.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$23,954	$24,625
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25	1/29/03	1,120	3,648
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22	6/25/15	150,000	151,988
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39	7/20/04	1,883	732
Total Restricted Securities			$180,993
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	53,000	10/09/15	$58,364	$58,260	$104

Liability Derivatives
SELL	EUR	UBS AG	58,755	10/09/15	$64,295	$64,586	$(291)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,779,285	$—	$—	$15,779,285
Non-U.S. Sovereign Debt	—	260,781	—	260,781
U.S. Corporate Bonds	—	21,718,065	—	21,718,065
Commercial Mortgage-Backed Securities	—	36,233	—	36,233
Foreign Bonds	—	5,721,070	130,945	5,852,015
Floating Rate Loans	—	561,270	—	561,270
Mutual Funds	319,239	—	—	319,239
Total Investments	$16,098,524	$28,297,419	$130,945	$44,526,888

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(187)	$—	$(187)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 10/31/14	$—
Transfers into level 3	130,945
Balance as of 7/31/15	$130,945

At July 31, 2015, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$42,253,528
Gross unrealized appreciation	4,639,219
Gross unrealized depreciation	(2,365,859)
Net unrealized appreciation (depreciation)	$2,273,360

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,172,304	7,390,595	(8,243,660)	319,239

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$563	$319,239

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.